Note 4 - Other receivables and other current assets, net: Movements Of Allowance For Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Movements Of Allowance For Credit Losses

	For the Years Ended December 31,
	2024	2023	2022

Beginning balance	$252,947	$239,594	$264,880
Addition (recovery)	38,690	20,247	(5,268)
Exchange rate effect	(12,861)	(6,894)	(20,018)
Ending balance	$278,776	$252,947	$239,594